Share-Based Payment Plans - Additional Information (Detail) $ / shares in Units, $ in Millions				2 Months Ended	12 Months Ended
	May 31, 2019 shares $ / shares	Sep. 30, 2018 shares $ / shares	Jan. 31, 2017 shares $ / shares	Sep. 30, 2017 shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant-date fair value of options granted | $					$ 0.3	$ 0.2
Expense from share-based payment transactions | $					0.3	$ 0.2
Expense From Equity settled Sharebased Payment Transactions | $					$ 0.1
Pooling Vehicles
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Share Options Exercised | $ / shares		$ 1.10	$ 0.29	$ 0.29
Number Of Share Options Exercised | shares	470,672	181,040	5,838,000	2,108,000
Stock Transferred, Shares, During The Period | shares	9,503
Stock Transferred Price Per Share | $ / shares	$ 1.10
Member Of BOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Share Options Exercised | $ / shares	$ 1.04